DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Deposits, prepayments and other receivables	$ 831,398	$ 665,052
Prepayments Business [Member]
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Deposits, prepayments and other receivables	306,607	139,414
Prepayments For Vending Machine [Member]
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Deposits, prepayments and other receivables	521,571	522,413
Rental Deposit [Member]
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Deposits, prepayments and other receivables	$ 3,220	$ 3,225